Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill.
Goodwill

4.Goodwill

The following table presents the Group’s goodwill as of the respective balance sheet dates:

	December 31, 2022	December 31, 2023
	RMB	RMB
Goodwill	115,414	115,414
Less: impairment	(69,853)	(69,853)
Goodwill, net	45,561	45,561

The Group recognized nil, RMB69.9 million and nil impairment loss in 2021, 2022 and 2023, respectively, as the carrying value of the reporting unit is in excess of its fair value for the year ended December 31, 2023.